                       As filed with the Securities and Exchange Commission on November 19, 2008

====================================================================================================================================

                                                                                                    Registration File No. 333-148111
                                                                                                                           811-05271
                                                     UNITED STATES
                                           SECURITIES AND EXCHANGE COMMISSION
                                                  Washington, DC 20549

                                                    ---------------

                                                        FORM N-6

                 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                       [     ]

                                            PRE-EFFECTIVE AMENDMENT NO.  __    _                               [     ]
                                                                            ---

                                            POST-EFFECTIVE AMENDMENT NO.  _2_                                  [  X  ]

                                                                and/or

                          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                                               ACT OF 1940                                     [     ]

                                            AMENDMENT NO.  ____111___                                          [  X  ]
                                                     --------

                                           (Check appropriate box or boxes.)

                                        Midland National Life Separate Account A
                                               (Exact name of registrant)

                                        MIDLAND NATIONAL LIFE INSURANCE COMPANY
                                                  (Name of depositor)
                                                   One Midland Plaza
                                          Sioux Falls, South Dakota 57193-9991
                                  (Address of depositor's principal executive offices)
                           Depositor's Telephone Number, including Area Code: (605) 335-5700

                                 Stephen P. Horvat, Jr.                                     Copy to:
                             Senior Vice President - Legal
                        Midland National Life Insurance Company                    Frederick R. Bellamy, Esq.
                                   One Midland Plaza                            Sutherland Asbill & Brennan LLP
                          Sioux Falls, South Dakota 57193-9991                   1275 Pennsylvania Avenue, N.W.
                        (Name and address of agent for service)                    Washington, DC 20004-2415

                                     Approximate Date of Proposed Public Offering:
                    As soon as practicable after the effective date of this registration statement.

                   It is proposed that this filing will become effective (check appropriate box):

                   |_|      immediately upon filing pursuant to paragraph (b)

                   |X|      on  December 19, 2008 pursuant to paragraph (b)

                   |_|      60 days after filing pursuant to paragraph (a)(i)

                   |_|      on     pursuant to paragraph (a)(i) of Rule 485

                   If appropriate check the following box:

                   |X|      This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                         Title of Securities Being Registered:
                              Individual Flexible Premium Variable Life Insurance Policies
                                                        VUL - CV


This filing is made solely to delay the effective date of Post-Effective Amendment No. 1. Parts A, B, and C of Post-Effective Amendment No. 1 to this registration statement are incorporated herein by reference.


                                                             SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National
Life Separate Account A, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to
Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 19th day of
November, 2008.

                                                                 By:  MIDLAND NATIONAL LIFE
                                                                               SEPARATE ACCOUNT A (REGISTRANT)

Attest:  /s/ *                                              By:            /s/*
        ----------------------------------------------------     ------------------------------------------------
                                                                               MICHAEL M. MASTERSON
                                                                             Chairman of the Board

                                                            By:  MIDLAND NATIONAL LIFE
                                                                       INSURANCE COMPANY (DEPOSITOR)

Attest:  /s/ *                                              By:            /s/*
        ----------------------------------------------------     -------------------------------------------------
                                                                               MICHAEL M. MASTERSON
                                                                             Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated.

              Signatures                                                   Title

/s/  *                                         Chairman of the Board of Directors,
-----------------------------------------------  Director, Chief Executive Officer
      MICHAEL M. MASTERSON                         (Principal Executive Officer)


/s/  *                                         Director, President
-----------------------------------------------  Annuity Division
      Esfandyar E. Dinshaw

/s/  *                                         Senior Vice President, Director
-----------------------------------------------  Chief Financial Officer
      JOHN J. CRAIG, II                            (Principal Financial Officer)


/s/  *                                         Director, President and Chief Operating Officer
-----------------------------------------------  Life Division
      STEVEN C. PALMITIER

/s/  *                                         Senior Vice President,
-----------------------------------------------  Corporate Actuary
      Donald T. Lyons

/s/  *                                         Senior Vice President
-----------------------------------------------  Legal
      STEPHEN P. HORVAT, JR.

/s/  *                                         Director, President of Sammons Enterprises, Inc.
-----------------------------------------------
      ROBERT W. KORBA

/s/  *                                         Director
-----------------------------------------------
      DAVID E. SAMS


*By:  /s/_______________________________________                 Date: November 19, 2008
     ----                                                              -----------------
                   Teresa A. Silvius
                   Attorney-in-Fact
               Pursuant to Power of Attorney